UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     February 8, 2012
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     89
Form 13F Information Table Value Total:     $228,284

                                            (Thousands)
List of Other Included Managers:
NONE
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
                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP            COMMON   88579F102         30,493    2,747,140    X                     2,747,140            0            0
3M CO                  COMMON   88579Y101        375,958        4,600    X                         4,600            0            0
A T & T INC (NEW)      COMMON   00206R102      7,783,127      257,379    X                       257,379            0            0
AAON INC               COMMON   000360206     18,814,717      918,239    X                       918,239            0            0
ABB LTD ADR            COMMON   000375204      3,761,857      199,780    X                       199,780            0            0
ABBOTT LABS            COMMON   002824100      8,087,786      143,834    X                       143,834            0            0
ALLIANCE RESOURCE PAR  COMMON   01877R108        200,287        2,650    X                         2,650            0            0
ALTRIA GROUP INC       COMMON   02209S103        463,725       15,640    X                        15,640            0            0
AMAZON COM INC         COMMON   023135106      2,739,827       15,828    X                        15,828            0            0
ANALOG DEVICES INC     COMMON   032654105      3,961,454      110,717    X                       110,717            0            0
ANNALY MTG MGMT INC    COMMON   035710409      1,505,185       94,310    X                        94,310            0            0
APACHE CORP            COMMON   037411105        423,462        4,675    X                         4,675            0            0
APPLE COMPUTER INC     COMMON   037833100     11,544,120       28,504    X                        28,504            0            0
APPLIED MATLS INC      COMMON   038222105      4,276,910      399,338    X                       399,338            0            0
B P PLC ADR            COMMON   055622104        210,324        4,921    X                         4,921            0            0
BANK OF AMERICA        COMMON   060505104         66,881       12,029    X                        12,029            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670108      1,262,305           11    X                            11            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702        320,460        4,200    X                         4,200            0            0
BEST BUY INC           COMMON   086516101        425,311       18,199    X                        18,199            0            0
BHP BILLITON ADR       COMMON   088606108      3,971,030       56,223    X                        56,223            0            0
BLACKROCK INC          COMMON   09247X101      7,359,886       41,292    X                        41,292            0            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        264,723        7,512    X                         7,512            0            0
BROADCOM CORP          COMMON   111320107      3,836,618      130,675    X                       130,675            0            0
CHARLES SCHWAB CORP N  COMMON   808513105        330,481       29,350    X                        29,350            0            0
CHEVRONTEXACO CORP     COMMON   166764100        997,520        9,375    X                         9,375            0            0
CITIGROUP INC          COMMON   172967424        461,215       17,530    X                        17,530            0            0
CONOCOPHILLIPS         COMMON   20825C104      2,161,418       29,661    X                        29,661            0            0
CVS CORP               COMMON   126650100        228,368        5,600    X                         5,600            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107             45       50,000    X                        50,000            0            0
DIGITAL REALTY TRUST   COMMON   253868103        533,227        7,998    X                         7,998            0            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        405,582       12,220    X                        12,220            0            0
ENTERPRISE PRODS PART  COMMON   293792107        476,555       10,275    X                        10,275            0            0
ENZYME ENVIRONMENTAL   COMMON   294113105              0      715,000    X                       715,000            0            0
EXELON CORP            COMMON   30161N101        268,027        6,180    X                         6,180            0            0
EXXON MOBIL CORP       COMMON   30231G102      2,183,763       25,764    X                        25,764            0            0
FEDEX CORP             COMMON   31428X106      4,093,911       49,023    X                        49,023            0            0
FIFTH THIRD BANCORP    COMMON   316773100        588,618       46,275    X                        46,275            0            0
FIRSTENERGY CORP       COMMON   337932107        852,598       19,246    X                        19,246            0            0
FORD MTR CO DEL        COMMON   345370860      4,958,359      460,814    X                       460,814            0            0
FRANCE TELECOM SPONSO  COMMON   35177Q105        392,596       25,070    X                        25,070            0            0
GENERAL ELECTRIC       COMMON   369604103      8,413,810      469,783    X                       469,783            0            0
GENERAL MOTORS         COMMON   37045V100      4,509,062      222,450    X                       222,450            0            0
GEOGLOBAL RESOURCES I  COMMON   37249T109          9,779       43,850    X                        43,850            0            0
GOOGLE INC-CL A        COMMON   38259P508      5,754,323        8,909    X                         8,909            0            0
I B M                  COMMON   459200101        613,975        3,339    X                         3,339            0            0
INTEL CORP             COMMON   458140100      5,940,668      244,976    X                       244,976            0            0
J P MORGAN CHASE & CO  COMMON   46625H100        371,019       11,158    X                        11,158            0            0
JOHNSON CTLS INC       COMMON   478366107      2,862,853       91,582    X                        91,582            0            0
JOHNSON & JOHNSON      COMMON   478160104      8,616,877      131,395    X                       131,395            0            0
KINDER MORGAN ENERGY   COMMON   494550106        230,469        2,713    X                         2,713            0            0
KNIGHT CAPITAL GROUP   COMMON   499005106      3,152,299      266,692    X                       266,692            0            0
KRAFT FOODS INC CL A   COMMON   50075N104        212,392        5,685    X                         5,685            0            0
LOCKHEED MARTIN CORP   COMMON   539830109        291,240        3,600    X                         3,600            0            0
MERCK & COMPANY        COMMON   58933Y105      1,149,096       30,480    X                        30,480            0            0
MICROSOFT              COMMON   594918104        587,211       22,620    X                        22,620            0            0
NATIONAL OILWELL VARC  COMMON   637071101      4,812,332       70,780    X                        70,780            0            0
OCCIDENTAL PETE CORP   COMMON   674599105        384,006        4,098    X                         4,098            0            0
ONEOK INC NEW          COMMON   682680103        740,159        8,538    X                         8,538            0            0
ONEOK PARTNERS L P     COMMON   68268N103        819,908       14,200    X                        14,200            0            0
PARKER DRILLING CO     COMMON   701081101        322,650       45,000    X                        45,000            0            0
PAYCHEX INC            COMMON   704326107        727,969       24,177    X                        24,177            0            0
PEPSICO INC            COMMON   713448108     10,695,006      161,191    X                       161,191            0            0
PFIZER INC             COMMON   717081103      1,053,409       48,679    X                        48,679            0            0
PHILIP MORRIS INTL IN  COMMON   718172109        525,816        6,700    X                         6,700            0            0
PROCTER & GAMBLE COMP  COMMON   742718109      7,003,349      104,982    X                       104,982            0            0
QUALCOMM INC           COMMON   747525103      6,550,325      119,750    X                       119,750            0            0
RAM ENERGY RESOURCES   COMMON   75130P109         31,300       10,000    X                        10,000            0            0
RANGE RES LTD SHS      COMMON   Q80288105          3,203       25,000    X                        25,000            0            0
RAYTHEON CO            COMMON   755111507        257,865        5,330    X                         5,330            0            0
RESOLUTE ENERGY CORP   COMMON   76116A108        280,800       26,000    X                        26,000            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259107        255,470        3,361    X                         3,361            0            0
SCHLUMBERGER           COMMON   806857108        399,278        5,845    X                         5,845            0            0
SUNCOR ENERGY INC      COMMON   867224107      4,159,823      144,288    X                       144,288            0            0
TEXAS INSTRUMENTS      COMMON   882508104        239,110        8,214    X                         8,214            0            0
TOTAL FINA ELF S A AD  COMMON   89151E109        513,758       10,052    X                        10,052            0            0
TRANSOCEAN LTD         COMMON   H8817H100      3,271,788       85,225    X                        85,225            0            0
UNILIFE CORP NEW       COMMON   90478E103        109,200       35,000    X                        35,000            0            0
VERIZON COMMUNICATION  COMMON   92343V104      1,011,682       25,216    X                        25,216            0            0
VIEWCAST.COM INC       COMMON   926713108          1,620       20,000    X                        20,000            0            0
VISA INC CL A          COMMON   92826C839      8,916,771       87,824    X                        87,824            0            0
VODAFONE GROUP INC     COMMON   92857W209      9,909,423      353,529    X                       353,529            0            0
WASTE MGMT INC DEL     COMMON   94106L109        285,297        8,722    X                         8,722            0            0
WELLS FARGO & CO NEW   COMMON   949746101      9,574,206      347,395    X                       347,395            0            0
WEYERHAEUSER CO        COMMON   962166104      4,924,026      263,740    X                       263,740            0            0
WILLIAMS CLAYTON ENER  COMMON   969490101      1,761,706       23,217    X                        23,217            0            0
WILLIAMS COS INC       COMMON   969457100        288,496        8,737    X                         8,737            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        612,198       10,205    X                        10,205            0            0
YUM BRANDS INC         COMMON   988498101      4,507,597       76,387    X                        76,387            0            0
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